Long-term borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-term borrowings

20. Long-term borrowings

Long-term borrowings (debts) as at December 31, 2025 and 2024 consist of the following:

	31/12/25	31/12/24
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025	—	1,313
2.3% fixed long-term debt with final payment due January 2026	—	1,240
1.5% fixed long-term debt with final payment due September 2027	146	217
0.21% fixed long-term debt with final payment due December 2034	7,734	7,734
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	894	1,035
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027	1,600	2,400
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028	1,895	2,526
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027	2,359	2,255
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due May 2027	4,096	—
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026.	3,107	—
Interest-free shareholder loan, repayable on 31 December 2028	8,515	—
Total long-term borrowings	30,346	18,720
Less current installments	(7,251)	(4,532)
Long-term borrowings, excluding current installments	23,095	14,188

During 2025, the actual level of rates ranged from 2.19% to 6.44%.

During 2023, the Romanian subsidiary renegotiated the two existing loans, one amounting to 10,000 obtained in 2015 with residual debt renewals every two years and maturing in August 2023, and the other amounting to 5,000 maturing in March 2025 with government guarantee, into a single loan with a balance as of December 31, 2024, of 1,313. The new repayment plan involves monthly installments until July 2025. The variable interest rate is based on the performance of the 6-month Euribor (360) plus a spread of 2.5%. The loan is secured by a mortgage on the Romanian plant for 16,628 and by the following covenants: (a) cash receipts >= 60% of turnover; (b) earnings before taxes and depreciation (EBITDA) >= 4.5%; (c) net debt / EBITDA <=3; (d) Debt Service Cover Ratio >= 1.35. The outstanding loan balance was fully repaid in July 2025.

In July 2017, the Company incurred long-term debt for a 7,000 nominal amount with installments payable on a monthly basis, fixed interest rate of 2.3% and with final payment due January 2026. The loan was early repaid in December 2025, resulting in the release of the mortgage over properties located in Matera for an amount of 14,000.

In March 2020, the Swiss subsidiary obtained a long-term loan from a financial institution, amounting to 378. This loan has been obtained as part of the COVID-19 measures to support business approved by the Swiss government. Such loan, of which 146 remains at year-end, has installments repayable on a six-month basis starting from 2022 and ending in September 2027. Since April 2023, the bank has informed us that the government authority has decided to apply a fixed annual interest rate of 1.5%.

In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis, fixed interest rate of 0.21% and with final payment due December 2034. This long-term debt, of which 7,735 remains at year-end, following a further disbursement obtained in 2023 and a new disbursement in 2024, as well as the update of the amortization plan by the financial institution, is guaranteed by a mortgage on the properties located in Ginosa,

Laterza and Santeramo in Colle (Italy) for a total amount of 13,936. Repayment of the aforementioned long-term debt will commence during 2026.

In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term financing, which benefited from additional disbursements in 2021 and 2023 and had an outstanding balance of 894 at year-end, bears interest at a variable rate based on 80% of the 6-month Euribor (360) plus a spread of 0.95%. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan, of which 1,600 remains at year-end, has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in December 2027. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.00% spread.

In January 2024, the Parent Company obtained a long-term bank loan with a nominal amount of 3,000, repayable in quarterly installments starting from June 2024, at an interest rate of Euribor 3M + a 2.95% spread, with a final payment due on December 31, 2028. The debt is secured by a government entity guarantee covering 90% of the loan. As of December 31, 2025, the outstanding debt amounts to 1,895.

On March 31, 2024, the Parent Company obtained a three-year loan from the majority shareholder, due on March 31, 2027, with a nominal amount of 2,500, at an annual interest rate of 2.5%, with annual interest payments and full repayment of the debt on March 31, 2027. As of December 31, 2025, the outstanding debt amounts to 2,359.

During 2025, the Romanian subsidiary obtained a long-term loan of 5,000, repayable in monthly installments until May 2027. The loan bears a variable interest rate based on the 6-month Euribor (360) plus a spread of 2.75%. The financing is secured by a mortgage over the Romanian plant and is subject to the following covenants: (a) collections ≥ 70% of revenue; (b) earnings before interest, taxes, depreciation, and amortization (EBITDA) ≥ 4.5%; (c) net debt / EBITDA ≤ 3; and (d) Debt Service Cover Ratio ≥ 1.35. As at 31 December 2025, the outstanding balance of the loan amounted to 4,096.

In August and October 2025, the Brazilian subsidiary contracted two short-term loans, each with a nominal amount of BRL 10 million, for a total of 3,107. The first loan is structured with repayment in two installments: the first due in February 2026 and the second in August 2026, bearing a fixed monthly interest rate of 1.0%. The second loan is repayable in a single installment in November 2026, with a fixed monthly interest rate of 1.45%.

On 21 November 2025, the majority shareholder and CEO of the Group entered into an agreement with the Parent Company to support the industrial restructuring plan through a credit facility. Under this facility, the Parent Company may request, until 31 December 2026, multiple tranches of an interest-free loan up to a total amount of 15,000, with the option to convert the disbursed loan tranches into equity contributions in the event of a capital increase. In the absence of a capital increase, the loan is repayable by 31 December 2028. The Parent Company requested and received two tranches of 5,000 each, the first at the end of November and the second in mid-December. As the loan is interest-free, a market interest rate of 5.50% was determined, resulting in the recognition of the present value of the loan at the time of disbursement of 8,488, with the difference of 1,512 recorded in an equity reserve (see Notes 19 and 45). As at 31 December 2025, interest of 26 had accrued on the loan, bringing the outstanding balance to 8,514.

During 2025 and 2024, the Company made all installment payments related to the aforementioned long-term borrowings.

Interest expense related to long-term borrowings for the years ended December 31, 2025, 2024 and 2023 is 699, 768 and 599, respectively. Interest due is paid with the related installment.